UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sirios Capital, L.L.C.
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Address:   75 Park Plaza
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           Boston, MA  02116
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Form 13F File Number:         02805367
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Brennan, Jr.
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Title:     Managing Member of sole general partner
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Phone:     (617) 598-5100
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Signature, Place, and Date of Signing:

         /s/ John Brennan          Boston, MA                     11/08/00
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             [Signature]                  [City, State]             [Date]

The securities over which Sirios Capital, L.L.C. has shared investment discretion are reported on the Form 13F filed by John F. Brennan, Jr. for the period ended September 30, 2000 and are incorporated herein by reference.




Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:


     Form 13F File Number     Name

          02805371            John F. Brennan, Jr.







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